Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Inventories Abstract
Raw materials	$ 3,470	$ 4,395
Finished goods	2,291	2,390
Less: write-down of obsolete inventories	(824)	(652)
Total inventories	$ 4,937	$ 6,133